Property, Plant and Equipment - Lease Liabilities (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Expense relating to short-term leases	¥ 4,802	¥ 5,772
Expense relating to leases of low-value assets that are not short-term leases expenses	1,250	1,560
Expense relating to variable lease payments	6,315	8,172
Total expenses not included in lease liabilities	12,367	15,504
Cash outflow for leases	¥ 51,394	¥ 41,834
Operating leases, rent expense			¥ 27,444
Income from subleasing right-of-use assets			¥ 3,579